Note 11 - Other Income	12 Months Ended
Dec. 31, 2010
Interest and Other Income [Text Block]
Note 11 – Other Income

On August 22, 2010 the Company received $140,861 as part of a termination and release agreement with Poker Royalty, LLC (“Poker Royalty”).  The settlement, in which we maintained our right to audit, released Poker royalty from its obligations under a May 15, 2004 marketing agreement that was part of the WPT interests that were spun-off to us from Ante4, Inc.